Related Party Disclosures (Details) - Schedule of transactions that are entered into with related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Shareholder of the Company [Member]
Related Party Disclosures (Details) - Schedule of transactions that are entered into with related parties [Line Items]
Interest income on net investments in subleases
Revenue from a related party
Acquisition of a subsidiary				174,944
Copyright expenses
BMF Culture [Member]
Related Party Disclosures (Details) - Schedule of transactions that are entered into with related parties [Line Items]
Interest income on net investments in subleases		[1]		23
Revenue from a related party		[1]
Acquisition of a subsidiary		[1]
Copyright expenses		[1]
Naxos [Member]
Related Party Disclosures (Details) - Schedule of transactions that are entered into with related parties [Line Items]
Interest income on net investments in subleases		[2]
Revenue from a related party		[2]
Acquisition of a subsidiary		[2]
Copyright expenses	$ 5,203	[2]	$ 7,743

[1]	A director of the Company is the controlling shareholder of Rosenkavalier, the parent company of BMF Culture. BMF Culture became a subsidiary of the Group since February 29, 2020. Further details are disclosed in note 8 to the consolidated financial statements.
[2]	Naxos refers to Naxos Global Distribution Limited, Naxos Rights International Limited and their affiliates and subsidiaries, of which a director of the Company is the controlling shareholder.